INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES [Abstract]
Net operating loss carryforward	$ 8,817,486	$ 7,357,047
Allowance for bad debt	15,250	1,042
Stock-based compensation	1,304,426	800,329
Less: Deferred tax liability - depreciation	(9,557)	(61,063)
Net deferred tax assets	10,127,605	8,097,355
Less valuation allowance	(10,127,605)	(8,097,355)
Net deferred tax asset
Net operating loss carryforwards	23,432,064
Operating loss carry-forward expiration date	Jun. 30, 2033
Increase in valuation allowance	$ 2,030,250